CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($)		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Net income		$ 416,180
Southland Holding Llc [Member]
Net income		42,478,000	$ 27,375,000
Foreign currency translation adjustment	[1]	(2,380,000)	660,000
Other comprehensive income		40,098,000	28,035,000
Comprehensive income attributable to:
Noncontrolling interest		760,000	3,517,000
Members’ capital		$ 39,338,000	$ 24,518,000

[1]	Foreign currency translation adjustment is presented net of tax benefit of a nominal amount for the nine months ended September 30, 2022, and net of tax expense of a nominal amount for the nine months ended September 30, 2021.